POWERSHARES EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED MARCH 13, 2015 TO THE

POWERSHARES NYSE CENTURY PORTFOLIO SUMMARY PROSPECTUS DATED FEBRUARY 27, 2015 AND TO THE STATUTORY PROSPECTUS DATED FEBRUARY 27, 2015 OF:

PowerShares DWA Developed Markets Momentum Portfolio	PowerShares NYSE Century Portfolio

PowerShares DWA Emerging Markets Momentum Portfolio	PowerShares S&P 500® High Beta Portfolio

PowerShares DWA SmallCap Momentum Portfolio	PowerShares S&P 500® High Dividend Portfolio

PowerShares Emerging Markets Infrastructure Portfolio	PowerShares S&P 500® Low Volatility Portfolio

PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio	PowerShares S&P Emerging Markets High Beta Portfolio

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio	PowerShares S&P Emerging Markets Low Volatility Portfolio

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio	PowerShares S&P International Developed High Beta Portfolio

PowerShares FTSE RAFI Emerging Markets Portfolio	PowerShares S&P International Developed High Quality Portfolio

PowerShares Global Agriculture Portfolio	PowerShares S&P International Developed Low Volatility Portfolio

PowerShares Global Clean Energy Portfolio	PowerShares S&P MidCap Low Volatility Portfolio

PowerShares Global Gold and Precious Metals Portfolio	PowerShares S&P SmallCap Consumer Discretionary Portfolio

PowerShares Global Water Portfolio	PowerShares S&P SmallCap Consumer Staples Portfolio

PowerShares International BuyBack AchieversTM Portfolio	PowerShares S&P SmallCap Energy Portfolio

PowerShares KBW Bank Portfolio	PowerShares S&P SmallCap Financials Portfolio

PowerShares KBW Capital Markets Portfolio	PowerShares S&P SmallCap Health Care Portfolio

PowerShares KBW High Dividend Yield Financial Portfolio	PowerShares S&P SmallCap Industrials Portfolio

PowerShares KBW Insurance Portfolio	PowerShares S&P SmallCap Information Technology Portfolio

PowerShares KBW Premium Yield Equity REIT Portfolio	PowerShares S&P SmallCap Low Volatility Portfolio

PowerShares KBW Property & Casualty Insurance Portfolio	PowerShares S&P SmallCap Materials Portfolio

PowerShares KBW Regional Banking Portfolio	PowerShares S&P SmallCap Utilities Portfolio

Important Notice Regarding Changes to the Investment Objective, Principal Investment Strategy, Name, Ticker Symbol,

Underlying Index and Unitary Management Fee of the PowerShares NYSE Century Portfolio

At a meeting held on March 12, 2015, the Board of Trustees (the “Board”) of the PowerShares Exchange-Traded Fund Trust II approved changes, effective as of the close of markets on May 22, 2015 (the “Effective Date”), to the investment objective, principal investment strategy, name, ticker symbol, underlying index and unitary management fee of the PowerShares NYSE Century Portfolio (the “Fund”).

Therefore, on the Effective Date, the following changes will occur:

1.) Name Change. The Fund’s name will change, as set forth in the table below:

Current Portfolio Name	New Portfolio Name
PowerShares NYSE Century Portfolio	PowerShares Contrarian Opportunities Portfolio

2.) Ticker Symbol Change. The Fund’s ticker symbol will change, as set forth in the table below:

Current Ticker Symbol	New Ticker Symbol
NYCC	CNTR

3.) Underlying Index Change. S&P Dow Jones Indices LLC will replace NYSE Group, Inc. as the index provider for the Fund, and a new underlying index for the Fund (the “New Underlying Index”) will replace the existing underlying index for the Fund, as set forth in the table below:

Current Underlying Index	New Underlying Index
NYSE Century IndexSM	Dow Jones U.S. Contrarian Opportunities Index

4.) Investment Objective Change. The Fund’s investment objective will be to seek investment results that generally correspond (before fees and expenses) to the price and yield of the New Underlying Index.

5.) Principal Investment Strategy Change. The Fund’s principal investment strategy will be to generally invest at least 90% of its total assets in common stocks that comprise the New Underlying Index.

6.) Unitary Management Fee Change. The Fund’s unitary management fee will be reduced to 0.35% of the Fund’s average daily net assets.

Please Retain This Supplement for Future Reference.

P-PS-NYCC SUM&STAT PRO SUP-1 031315

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